Equity Transactions - Schedule of Warrant Activity (Details) (USD $)	6 Months Ended
Sep. 30, 2014
Accounting Policies [Abstract]
Beginning Balance, Issued Warrants	583,334
Beginning Balance, Average Exercise Price	$ 0.50
Issued, Warrants	2,483,334
Issued, Average Exercise Price	$ 0.24
Exercised, Warrants
Exercised, Average Exercise Price
Expired Warrants
Expired Average Exercise Price
Ending Balance, Issued Warrants	3,066,668
Ending Balance, Average Exercise Price	$ 0.29